Sandstorm deferred revenue	12 Months Ended
Dec. 31, 2019
Accruals and deferred income [abstract]
Sandstorm deferred revenue

11. Sandstorm deferred revenue

On April 3, 2019, the Company entered into a $25 million precious metals delivery and purchase agreement (the “Purchase Agreement”) with Sandstorm Gold Ltd. (“Sandstorm”) for the construction and development of Pershing Gold’s Relief Canyon Mine. The Purchase Agreement consists of a combination of fixed and variable deliveries from the Relief Canyon Mine. As at December 31, 2019, the Company obtained the $25 million in advances from Sandstorm through the Purchase Agreement.

The Company recorded the advances received on precious metals delivery, net of transaction costs, as deferred revenue and will recognize the amounts in revenue as performance obligations to metals delivery are satisfied over the term of the Purchase Agreement. The advances received on precious metals delivery is expected to reduce to nil through deliveries of the Company’s own production to Sandstorm. The Company determined the amortization of deferred revenue on a per unit basis to be equal to the expected total deliveries of gold ounces over the term of the Purchase Agreement.

The Purchase Agreement has a repurchase option for the Company exercisable at any time to reduce the variable deliveries to Sandstorm from 4% to 2% by delivering 4,000 ounces of gold plus additional ounces of gold compounded annually at 10%. On initial recognition and as at December 31, 2019, the fair value of the repurchase option was nil.

Interest expense of $0.5 million was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2019 in connection with the accretion of a significant financing component determined from the advances received on precious metals delivery.

The following are components of deferred revenue as at December 31, 2019:

Advances received	$25,000
Deferred transaction costs	(466)
Accretion on significant financing component	473

Deferred revenue	25,007
Less: current portion	(2,029)

Non-current portion	$22,978